                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-A
               (FORMERLY FINANCIAL HORIZONS VA SEPARATE ACCOUNT-1)


                                  ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS
                                DECEMBER 31, 1995

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216

                                    [PHOTO]
                           PETER F. FENZER, PRESIDENT

                               PRESIDENT'S MESSAGE

Nationwide Life and Annuity Insurance Company is pleased to bring you the 1995 annual report of the Nationwide VA Separate Account-A.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.

                       /s/ Peter F. Frenzer
                           ---------------------------
                           Peter F. Frenzer, President

                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (FORMERLY FINANCIAL HORIZONS VA SEPARATE ACCOUNT-1)
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1995

ASSETS:
  Investments at market value:
    Fidelity VIP -- Growth Portfolio (FidGro)
       2,052,052 shares (cost $45,063,600) ...............     $ 59,919,917
    Nationwide SAT -- Capital Appreciation Fund (NWCapApp)
       403,688 shares (cost $4,461,117) ..................        5,441,716
    Nationwide SAT -- Government Bond Fund (NWGvtBd)
       3,442,859 shares (cost $38,698,540) ...............       39,110,875
    Nationwide SAT -- Money Market Fund (NWMyMkt)
       4,197,493 shares (cost $4,197,493) ................        4,197,493
    Nationwide SAT -- Total Return Fund (NWTotRet)
       4,419,229 shares (cost $44,536,396) ...............       50,997,900
    Neuberger & Berman -- Balanced Portfolio (NBBal)
       1,401,677 shares (cost $21,055,241) ...............       24,557,389
    TCI Portfolios -- TCI Advantage (TCIAdv)
       2,080,958 shares (cost $11,232,468) ...............       12,881,131
                                                               ------------
          Total investments ..............................      197,106,421

  Accounts receivable ....................................           36,830
                                                               ------------
          Total assets ...................................      197,143,251
ACCOUNTS PAYABLE .........................................           45,442
                                                               ------------
CONTRACT OWNERS' EQUITY ..................................     $197,097,809
                                                               ============


Contract owners' equity represented by:                  UNITS         UNIT VALUE
                                                       ---------     ------------
Contracts in accumulation phase:
    Fidelity VIP --  Growth Portfolio:
  Tax qualified ...............................        2,115,940     $  17.260484         $ 36,522,149
  Non-tax qualified ...........................        1,355,537        17.260484           23,397,225
Nationwide SAT -- Capital Appreciation Fund:
  Tax qualified ...............................          225,959        14.442619            3,263,440
  Non-tax qualified ...........................          150,819        14.442619            2,178,221
Nationwide SAT -- Government Bond Fund:
  Tax qualified ...............................        1,126,015        17.796519           20,039,147
  Non-tax qualified ...........................        1,070,693        17.796519           19,054,608
Nationwide SAT -- Money Market Fund:
  Tax qualified ...............................          198,306        13.190835            2,615,822
  Non-tax qualified ...........................          116,648        13.190835            1,538,685
Nationwide SAT -- Total Return Fund:
  Tax qualified ...............................        1,532,690        19.046261           29,192,014
  Non-tax qualified ...........................        1,144,873        19.046261           21,805,550
Neuberger & Berman -- Balanced Portfolio:
  Tax qualified ...............................        1,005,274        14.230121           14,305,171
  Non-tax qualified ...........................          720,442        14.230121           10,251,977
TCI Portfolios -- TCI Advantage:
  Tax qualified ...............................          579,792        13.047149            7,564,633
  Non-tax qualified ...........................          381,019        13.047149            4,971,212
  Initial Funding by Depositor (note 1a) ......           25,000        13.802855              345,071
                                                       =========     ============
Reserves for annuity contracts in payout phase:
  Tax qualified ...............................                                                 37,132
  Non-tax qualified ...........................                                                 15,752
                                                                                          ------------
                                                                                          $197,097,809
                                                                                          ============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
              (FORMERLY FINANCIAL HORIZONS VA SEPARATE ACCOUNT-1)
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                        1995             1994                 1993
                                                    ------------      -----------          -----------
INVESTMENT ACTIVITY:
  Reinvested capital gains and dividends ......     $  8,050,692        7,721,041            3,667,080
                                                    ------------      -----------          -----------
  Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares   20,313,766       19,817,630           11,126,106
    Cost of mutual fund shares sold ...........      (18,563,695)     (19,721,355)         (10,850,143)
                                                    ------------      -----------          -----------
    Realized gain (loss) on investments .......        1,750,071           96,275              275,963
    Change in unrealized gain (loss) on investments   31,434,577       (9,410,416)           4,689,238
                                                    ------------      -----------          -----------
      Net gain (loss) on investments ..........       33,184,648       (9,314,141)           4,965,201
                                                    ------------      -----------          -----------
          Net investment activity .............       41,235,340       (1,593,100)           8,632,281
                                                    ------------      -----------          -----------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners     13,686,421       47,925,144           74,786,373
  Redemptions .................................      (16,686,757)     (15,715,791)          (4,882,071)
  Annuity benefits ............................           (3,226)            --                   --
  Adjustments to maintain reserves ............           (2,665)          (2,326)                (819)
                                                    ------------      -----------          -----------
          Net equity transactions .............       (3,006,227)      32,207,027           69,903,483
                                                    ------------      -----------          -----------

EXPENSES (NOTE 2):
  Contract charges ............................       (2,627,930)      (2,251,121)          (1,331,027)
  Contingent deferred sales charges ...........         (413,527)        (445,574)            (162,779)
                                                    ------------      -----------          ------------
          Total expenses ......................       (3,041,457)      (2,696,695)          (1,493,806)
                                                    ------------      -----------          -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       35,187,656       27,917,232           77,041,958
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      161,910,153      133,992,921           56,950,963
                                                    ------------      -----------          -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $197,097,809      161,910,153          133,992,921
                                                    ============      ===========          ===========

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A
              (FORMERLY FINANCIAL HORIZONS VA SEPARATE ACCOUNT-1)
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995, 1994 AND 1993

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        (a)      Organization and Nature of Operations

        Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company) (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the TCI Portfolios, Inc. -- TCI Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

        (b)      The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

                  Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                           Fidelity VIP -- Growth Portfolio (FidGro)

                  Funds of the Nationwide Separate Account Trust (Nationwide
                  SAT) (managed for a fee by an affiliated investment advisor);

                           Nationwide SAT -- Capital Appreciation Fund
                                             (NWCapApp)
                           Nationwide SAT -- Government Bond Fund (NWGvtBd) Nationwide SAT -- Money Market Fund (NWMyMkt) Nationwide SAT -- Total Return Fund (NWTotRet)

                  Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
                           Neuberger & Berman -- Balanced Portfolio (NBBal)

                  Portfolio of the TCI Portfolios, Inc. (TCI Portfolios);
                           TCI Portfolios -- TCI Advantage (TCIAdv)

         At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        (c)      Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

        (d)      Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

        (e)      Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)      EXPENSES

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

         The following administrative charges are deducted by the Company: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)      SCHEDULE I

         Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         - Beginning unit value - Jan. 1

         - Reinvested capital gains and dividends
           (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

         - Unrealized gain (loss)
           (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         - Contract charges
           (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

         - Ending unit value - Dec. 31

         - Percentage increase (decrease) in unit value.

         For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

                                                                      SCHEDULE I

                        NATIONWIDE VA SEPARATE ACCOUNT-A
              (FORMERLY FINANCIAL HORIZONS VA SEPARATE ACCOUNT-1)
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                  FidGRo       NWCapApp      NWGvtBd      NWMyMkt    NWTotRet     NBBal        TCIAdv      TCIAdv+
------------------------------------------------------------------------------------------------------------------------------------
1995
Beginning unit value - Jan. 1  $  12.918431    11.311683    15.183984    12.648732   14.947703   11.649194    11.322395   11.822996
------------------------------------------------------------------------------------------------------------------------------------
Reinvested capital
  gains and
  dividends                         .071384      .642190     1.074443      .711093    1.480976     .296423      .410259     .431938
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             4.475621     2.653706     1.754428      .000000    2.840889    2.458241     1.473947    1.547921
------------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.204952)    (.164960)    (.216336)    (.168990)   (.223307)   (.173737)    (.159452)    .000000
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31    $  17.260484    14.442619    17.796519    13.190835   19.046261   14.230121    13.047149   13.802855
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase
  (decrease) in
  unit value*                            34%          28%          17%           4%         27%         22%          15%         17%
====================================================================================================================================

1994
Beginning unit value - Jan. 1  $  13.090637    11.564256    15.897022    12.335970   14.983077   12.212412    11.353606   11.701906
------------------------------------------------------------------------------------------------------------------------------------
Reinvested capital
  gains and
  dividends                         .787428      .182737      .997259      .475683     .756008     .476225      .298215     .309969
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             (.794444)    (.286833)   (1.509724)     .000000    (.594133)   (.884641)    (.181444)   (.188879)
------------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.165190)    (.148477)    (.200573)    (.162921)   (.197249)   (.154802)    (.147982)    .000000
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31    $  12.918431    11.311683    15.183984    12.648732   14.947703   11.649194    11.322395   11.822996
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase
  (decrease) in
  unit value*                          (1)%         (2)%         (4)%          3%          0%         (5)%          0%          1%
====================================================================================================================================

1993
Beginning unit value - Jan. 1  $  11.110754    10.689287    14.706659    12.163583   13.685960   11.622919    10.766992   10.953160
------------------------------------------------------------------------------------------------------------------------------------
Reinvested capital
  gains and
  dividends                         .247096      .260100      .939435      .332875     .558349     .179151      .224925     .230690
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             1.891810      .755961      .454883      .000000     .927064     .564497      .506735     .518056
------------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.159023)    (.141092)    (.203955)    (.160488)   (.188296)   (.154155)    (.145046)    .000000
------------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31    $  13.090637    11.564256    15.897022    12.335970   14.983077   12.212412    11.353606   11.701906
------------------------------------------------------------------------------------------------------------------------------------
Percentage increase
  (decrease) in
  unit value*                           18%           8%           8%           1%          9%          5%           5%          7%
====================================================================================================================================

* An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

+ For Depositor, see note 1a.

SEE NOTE 3.

                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate
   Account-1)
  Nationwide Life and Annuity Insurance Company (formerly Financial Horizons
   Life Insurance Company):

         We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 49215-2220














Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company